COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2025
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum purchase commitment

	Less than	More than
	one year	one year	Total
	US$	US$	US$
Purchase commitment	137,245	20	137,265

Schedule of capital expenditure commitment

Total capital expenditures contracted but not yet reflected in the consolidated financial statements as of December 31, 2025 were as follows:

	Less than	More than
	one year	one year	Total
	US$	US$	US$
Capital expenditure commitment(i)	15,071	1,237	16,308
(i)Represents the capital commitment on the construction of the Group’s corporate buildings, leasehold improvements,molds and tooling.